Employee Rights Upon Retirement (Details)	12 Months Ended
Dec. 31, 2018
Employee Rights Upon Retirement (Textual)
Retirement benefits, description	The Company's employees covered under this section are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies.